Long-term Borrowing - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021
Description of debt instruments maturity date of pledged assets	As of December 31, 2020 and 2021, the loans with maturity date of May 20, 2022 and May 19, 2023 were pledged by the deposits of HK Smart Choice and the loan with maturity date of July 19, 2022 was pledged by the deposits of HK Smart Choice and the credit of Huize Insurance Brokerage.
Deposits Of HK Smart Choice | Loan Maturity on May 20, 2022
Debt instrument maturity date	May 20, 2022
Deposits Of HK Smart Choice | Loan Maturity on May 19, 2023
Debt instrument maturity date	May 19, 2023
Deposits of HK Smart Choice And Credit of Huize Insurance Brokerage | Loan Maturity on July 19, 2022
Debt instrument maturity date	Jul. 19, 2022